UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03591

Calvert Variable Series, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert VP SRI Balanced Portfolio

Class F CVPSBF

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$95	0.90%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Bond Index):

↓ The Fund’s equity portfolio underperformed the Index, and its fixed income allocation further hurt returns relative to the all-equity Index

↓ An overweight position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure, and payment-sector headwinds

↓ An overweight position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ Security within investment-grade credit was the largest detractor from performance

↑ The Fund’s fixed-income portfolio outperformed the Bond Index during the period

↑ An overweight position in Lam Research Corp. aided returns as stock rose on surging semiconductor equipment demand tied to the artificial intelligence boom

↑ An overweight position in Mr. Cooper Group, Inc., helped returns as the stock soared due to its acquisition by Rocket Companies, which the Fund owned at year-end

↑ Out-of-index allocations and security selection in asset backed securities and commercial mortgage-backed securities were the largest contributors to performance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,655	$9,462	$9,732	$10,138
2/16	$9,655	$9,459	$9,758	$10,210
3/16	$10,148	$10,117	$10,201	$10,303
4/16	$10,246	$10,172	$10,250	$10,343
5/16	$10,345	$10,351	$10,359	$10,345
6/16	$10,345	$10,374	$10,448	$10,531
7/16	$10,591	$10,769	$10,713	$10,598
8/16	$10,640	$10,784	$10,716	$10,586
9/16	$10,591	$10,792	$10,719	$10,580
10/16	$10,394	$10,582	$10,561	$10,499
11/16	$10,591	$10,999	$10,711	$10,250
12/16	$10,739	$11,205	$10,837	$10,265
1/17	$10,842	$11,431	$10,977	$10,285
2/17	$11,049	$11,873	$11,261	$10,354
3/17	$11,049	$11,881	$11,263	$10,349
4/17	$11,101	$12,006	$11,369	$10,428
5/17	$11,255	$12,160	$11,491	$10,509
6/17	$11,255	$12,244	$11,535	$10,498
7/17	$11,410	$12,487	$11,692	$10,543
8/17	$11,410	$12,526	$11,756	$10,638
9/17	$11,514	$12,793	$11,883	$10,587
10/17	$11,655	$13,086	$12,050	$10,593
11/17	$11,815	$13,485	$12,264	$10,580
12/17	$11,921	$13,636	$12,369	$10,628
1/18	$12,241	$14,384	$12,719	$10,506
2/18	$11,975	$13,856	$12,391	$10,406
3/18	$11,815	$13,541	$12,254	$10,473
4/18	$11,815	$13,587	$12,242	$10,395
5/18	$12,028	$13,934	$12,465	$10,469
6/18	$12,081	$14,024	$12,507	$10,456
7/18	$12,400	$14,508	$12,767	$10,459
8/18	$12,666	$15,008	$13,064	$10,526
9/18	$12,617	$15,065	$13,060	$10,458
10/18	$12,081	$13,999	$12,464	$10,376
11/18	$12,260	$14,284	$12,646	$10,438
12/18	$11,605	$12,983	$12,048	$10,630
1/19	$12,260	$14,071	$12,705	$10,742
2/19	$12,498	$14,548	$12,960	$10,736
3/19	$12,796	$14,801	$13,195	$10,942
4/19	$13,153	$15,399	$13,516	$10,945
5/19	$12,915	$14,417	$13,095	$11,139
6/19	$13,450	$15,430	$13,713	$11,279
7/19	$13,688	$15,669	$13,853	$11,304
8/19	$13,748	$15,382	$13,844	$11,597
9/19	$13,748	$15,649	$13,958	$11,535
10/19	$13,858	$15,980	$14,153	$11,570
11/19	$14,109	$16,584	$14,471	$11,564
12/19	$14,423	$17,063	$14,717	$11,556
1/20	$14,548	$17,082	$14,840	$11,778
2/20	$13,921	$15,686	$14,219	$11,990
3/20	$12,541	$13,613	$13,059	$11,920
4/20	$13,670	$15,412	$14,187	$12,132
5/20	$14,109	$16,225	$14,662	$12,188
6/20	$14,423	$16,584	$14,894	$12,265
7/20	$15,112	$17,555	$15,506	$12,448
8/20	$15,740	$18,843	$16,139	$12,348
9/20	$15,363	$18,155	$15,781	$12,341
10/20	$15,106	$17,717	$15,525	$12,286
11/20	$16,091	$19,803	$16,683	$12,406
12/20	$16,551	$20,640	$17,115	$12,424
1/21	$16,420	$20,470	$16,981	$12,334
2/21	$16,748	$21,064	$17,179	$12,156
3/21	$16,880	$21,861	$17,483	$12,005
4/21	$17,602	$23,037	$18,103	$12,099
5/21	$17,668	$23,147	$18,178	$12,139
6/21	$17,930	$23,727	$18,502	$12,224
7/21	$18,259	$24,220	$18,816	$12,361
8/21	$18,522	$24,921	$19,128	$12,337
9/21	$17,930	$23,776	$18,535	$12,231
10/21	$18,645	$25,426	$19,304	$12,227
11/21	$18,508	$25,085	$19,172	$12,263
12/21	$18,988	$26,101	$19,618	$12,232
1/22	$17,960	$24,629	$18,785	$11,968
2/22	$17,754	$23,953	$18,392	$11,835
3/22	$18,028	$24,762	$18,560	$11,506
4/22	$16,863	$22,554	$17,286	$11,069
5/22	$16,794	$22,520	$17,315	$11,141
6/22	$16,040	$20,634	$16,336	$10,966
7/22	$16,863	$22,556	$17,409	$11,234
8/22	$16,383	$21,690	$16,811	$10,917
9/22	$15,355	$19,683	$15,587	$10,445
10/22	$15,817	$21,261	$16,256	$10,310
11/22	$16,596	$22,412	$17,023	$10,689
12/22	$16,051	$21,108	$16,398	$10,641
1/23	$16,674	$22,524	$17,260	$10,968
2/23	$16,285	$21,988	$16,835	$10,684
3/23	$16,830	$22,683	$17,325	$10,956
4/23	$16,986	$22,964	$17,496	$11,022
5/23	$16,908	$23,071	$17,469	$10,902
6/23	$17,531	$24,629	$18,152	$10,863
7/23	$17,843	$25,476	$18,521	$10,856
8/23	$17,765	$25,031	$18,280	$10,786
9/23	$17,064	$23,854	$17,578	$10,512
10/23	$16,778	$23,278	$17,213	$10,346
11/23	$17,970	$25,452	$18,489	$10,815
12/23	$18,686	$26,708	$19,320	$11,229
1/24	$19,004	$27,081	$19,460	$11,198
2/24	$19,640	$28,543	$19,981	$11,040
3/24	$20,038	$29,458	$20,439	$11,142
4/24	$19,322	$28,205	$19,710	$10,860
5/24	$20,276	$29,533	$20,401	$11,044
6/24	$20,992	$30,510	$20,883	$11,149
7/24	$21,230	$30,954	$21,261	$11,409
8/24	$21,708	$31,688	$21,685	$11,573
9/24	$22,026	$32,366	$22,080	$11,728
10/24	$21,809	$32,139	$21,768	$11,437
11/24	$22,632	$34,209	$22,701	$11,558
12/24	$22,220	$33,255	$22,173	$11,369
1/25	$22,714	$34,313	$22,643	$11,430
2/25	$22,550	$33,713	$22,605	$11,681
3/25	$21,644	$31,762	$21,823	$11,685
4/25	$21,644	$31,573	$21,780	$11,731
5/25	$22,467	$33,589	$22,551	$11,647
6/25	$23,208	$35,290	$23,375	$11,826
7/25	$23,537	$36,074	$23,662	$11,795
8/25	$23,784	$36,833	$24,074	$11,936
9/25	$24,278	$38,110	$24,680	$12,067
10/25	$24,638	$38,932	$25,062	$12,142
11/25	$24,992	$39,027	$25,160	$12,217
12/25	$24,815	$39,030	$25,147	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class F	11.68%	8.43%	9.51%
Russell 1000® Index	17.37%	13.58%	14.58%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Balanced Blended BenchmarkFootnote Reference1	13.41%	7.99%	9.65%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$456,918,331
# of Portfolio Holdings	529
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$1,793,464

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Common Stocks
60.3%
Corporate Bonds
9.4%
U.S. Government Agency Mortgage-Backed Securities
9.1%
U.S. Treasury Obligations
6.9%
Asset-Backed Securities
5.0%
Commercial Mortgage-Backed Securities
3.2%
Short-Term Investments
2.8%
Collateralized Mortgage Obligations
1.4%
Other†
1.9%

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Short-Term Investments	2.8%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.9%
U.S. Government Agency Mortgage-Backed Securities	9.1%
Corporate Bonds	9.4%
Common Stocks	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.4%
Microsoft Corp.	4.9%
Alphabet, Inc., Class C	4.7%
Apple, Inc.	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.9%
Amazon.com, Inc.	3.1%
Broadcom, Inc.	2.6%
U.S. Treasury Notes, 4.125%, 2/28/27	1.9%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPSBF-TSR-AR

Calvert VP SRI Balanced Portfolio

Class I CVPSBI

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.65%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Bond Index):

↓ The Fund’s equity portfolio underperformed the Index, and its fixed income allocation further hurt returns relative to the all-equity Index

↓ An overweight position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure, and payment-sector headwinds

↓ An overweight position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ Security within investment-grade credit was the largest detractor from performance

↑ The Fund’s fixed-income portfolio outperformed the Bond Index during the period

↑ An overweight position in Lam Research Corp. aided returns as stock rose on surging semiconductor equipment demand tied to the artificial intelligence boom

↑ An overweight position in Mr. Cooper Group, Inc., helped returns as the stock soared due to its acquisition by Rocket Companies, which the Fund owned at year-end

↑ Out-of-index allocations and security selection in asset backed securities and commercial mortgage-backed securities were the largest contributors to performance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,650	$9,462	$9,732	$10,138
2/16	$9,650	$9,459	$9,758	$10,210
3/16	$10,150	$10,117	$10,201	$10,303
4/16	$10,250	$10,172	$10,250	$10,343
5/16	$10,350	$10,351	$10,359	$10,345
6/16	$10,350	$10,374	$10,448	$10,531
7/16	$10,600	$10,769	$10,713	$10,598
8/16	$10,650	$10,784	$10,716	$10,586
9/16	$10,600	$10,792	$10,719	$10,580
10/16	$10,400	$10,582	$10,561	$10,499
11/16	$10,600	$10,999	$10,711	$10,250
12/16	$10,742	$11,205	$10,837	$10,265
1/17	$10,846	$11,431	$10,977	$10,285
2/17	$11,108	$11,873	$11,261	$10,354
3/17	$11,108	$11,881	$11,263	$10,349
4/17	$11,161	$12,006	$11,369	$10,428
5/17	$11,318	$12,160	$11,491	$10,509
6/17	$11,318	$12,244	$11,535	$10,498
7/17	$11,475	$12,487	$11,692	$10,543
8/17	$11,475	$12,526	$11,756	$10,638
9/17	$11,580	$12,793	$11,883	$10,587
10/17	$11,724	$13,086	$12,050	$10,593
11/17	$11,940	$13,485	$12,264	$10,580
12/17	$12,048	$13,636	$12,369	$10,628
1/18	$12,318	$14,384	$12,719	$10,506
2/18	$12,048	$13,856	$12,391	$10,406
3/18	$11,940	$13,541	$12,254	$10,473
4/18	$11,940	$13,587	$12,242	$10,395
5/18	$12,102	$13,934	$12,465	$10,469
6/18	$12,210	$14,024	$12,507	$10,456
7/18	$12,534	$14,508	$12,767	$10,459
8/18	$12,750	$15,008	$13,064	$10,526
9/18	$12,754	$15,065	$13,060	$10,458
10/18	$12,210	$13,999	$12,464	$10,376
11/18	$12,391	$14,284	$12,646	$10,438
12/18	$11,726	$12,983	$12,048	$10,630
1/19	$12,391	$14,071	$12,705	$10,742
2/19	$12,633	$14,548	$12,960	$10,736
3/19	$12,996	$14,801	$13,195	$10,942
4/19	$13,298	$15,399	$13,516	$10,945
5/19	$13,056	$14,417	$13,095	$11,139
6/19	$13,600	$15,430	$13,713	$11,279
7/19	$13,842	$15,669	$13,853	$11,304
8/19	$13,963	$15,382	$13,844	$11,597
9/19	$13,903	$15,649	$13,958	$11,535
10/19	$14,015	$15,980	$14,153	$11,570
11/19	$14,333	$16,584	$14,471	$11,564
12/19	$14,588	$17,063	$14,717	$11,556
1/20	$14,779	$17,082	$14,840	$11,778
2/20	$14,079	$15,686	$14,219	$11,990
3/20	$12,741	$13,613	$13,059	$11,920
4/20	$13,824	$15,412	$14,187	$12,132
5/20	$14,333	$16,225	$14,662	$12,188
6/20	$14,652	$16,584	$14,894	$12,265
7/20	$15,353	$17,555	$15,506	$12,448
8/20	$15,990	$18,843	$16,139	$12,348
9/20	$15,608	$18,155	$15,781	$12,341
10/20	$15,346	$17,717	$15,525	$12,286
11/20	$16,347	$19,803	$16,683	$12,406
12/20	$16,814	$20,640	$17,115	$12,424
1/21	$16,681	$20,470	$16,981	$12,334
2/21	$17,014	$21,064	$17,179	$12,156
3/21	$17,148	$21,861	$17,483	$12,005
4/21	$17,882	$23,037	$18,103	$12,099
5/21	$17,949	$23,147	$18,178	$12,139
6/21	$18,282	$23,727	$18,502	$12,224
7/21	$18,549	$24,220	$18,816	$12,361
8/21	$18,883	$24,921	$19,128	$12,337
9/21	$18,282	$23,776	$18,535	$12,231
10/21	$19,008	$25,426	$19,304	$12,227
11/21	$18,799	$25,085	$19,172	$12,263
12/21	$19,356	$26,101	$19,618	$12,232
1/22	$18,312	$24,629	$18,785	$11,968
2/22	$18,103	$23,953	$18,392	$11,835
3/22	$18,381	$24,762	$18,560	$11,506
4/22	$17,198	$22,554	$17,286	$11,069
5/22	$17,128	$22,520	$17,315	$11,141
6/22	$16,362	$20,634	$16,336	$10,966
7/22	$17,198	$22,556	$17,409	$11,234
8/22	$16,710	$21,690	$16,811	$10,917
9/22	$15,666	$19,683	$15,587	$10,445
10/22	$16,135	$21,261	$16,256	$10,310
11/22	$16,926	$22,412	$17,023	$10,689
12/22	$16,373	$21,108	$16,398	$10,641
1/23	$17,084	$22,524	$17,260	$10,968
2/23	$16,610	$21,988	$16,835	$10,684
3/23	$17,164	$22,683	$17,325	$10,956
4/23	$17,322	$22,964	$17,496	$11,022
5/23	$17,243	$23,071	$17,469	$10,902
6/23	$17,875	$24,629	$18,152	$10,863
7/23	$18,192	$25,476	$18,521	$10,856
8/23	$18,192	$25,031	$18,280	$10,786
9/23	$17,401	$23,854	$17,578	$10,512
10/23	$17,109	$23,278	$17,213	$10,346
11/23	$18,400	$25,452	$18,489	$10,815
12/23	$19,126	$26,708	$19,320	$11,229
1/24	$19,449	$27,081	$19,460	$11,198
2/24	$20,095	$28,543	$19,981	$11,040
3/24	$20,498	$29,458	$20,439	$11,142
4/24	$19,853	$28,205	$19,710	$10,860
5/24	$20,740	$29,533	$20,401	$11,044
6/24	$21,467	$30,510	$20,883	$11,149
7/24	$21,709	$30,954	$21,261	$11,409
8/24	$22,274	$31,688	$21,685	$11,573
9/24	$22,597	$32,366	$22,080	$11,728
10/24	$22,377	$32,139	$21,768	$11,437
11/24	$23,212	$34,209	$22,701	$11,558
12/24	$22,878	$33,255	$22,173	$11,369
1/25	$23,295	$34,313	$22,643	$11,430
2/25	$23,128	$33,713	$22,605	$11,681
3/25	$22,210	$31,762	$21,823	$11,685
4/25	$22,210	$31,573	$21,780	$11,731
5/25	$23,045	$33,589	$22,551	$11,647
6/25	$23,880	$35,290	$23,375	$11,826
7/25	$24,214	$36,074	$23,662	$11,795
8/25	$24,464	$36,833	$24,074	$11,936
9/25	$24,965	$38,110	$24,680	$12,067
10/25	$25,414	$38,932	$25,062	$12,142
11/25	$25,682	$39,027	$25,160	$12,217
12/25	$25,503	$39,030	$25,147	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.48%	8.68%	9.81%
Russell 1000® Index	17.37%	13.58%	14.58%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Balanced Blended BenchmarkFootnote Reference1	13.41%	7.99%	9.65%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$456,918,331
# of Portfolio Holdings	529
Portfolio Turnover Rate	168%
Total Advisory Fees Paid	$1,793,464

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Short-Term Investments	2.8%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.9%
U.S. Government Agency Mortgage-Backed Securities	9.1%
Corporate Bonds	9.4%
Common Stocks	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.4%
Microsoft Corp.	4.9%
Alphabet, Inc., Class C	4.7%
Apple, Inc.	4.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.9%
Amazon.com, Inc.	3.1%
Broadcom, Inc.	2.6%
U.S. Treasury Notes, 4.125%, 2/28/27	1.9%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPSBI-TSR-AR

Calvert VP SRI Mid Cap Portfolio

CVPSMC

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert VP SRI Mid Cap Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Calvert VP SRI Mid Cap Portfolio	$100	0.99%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Security selections by the Fund ― especially in the financials, information technology, and industrials sectors ― detracted from performance

↓ Sector allocations ― particularly an overweight to consumer discretionary and underweight to communication services detracted

↓ Not owning artificial intelligence (AI)–driven data analytics firm Palantir Technologies Inc. detracted as shares rose on strong government and commercial demand

↓ An out-of-index position in Copart, Inc. hurt returns as increasing costs caused stock sell off despite stronger global sales, impacting performance

↑ In contrast, underweight positions in consumer staples and energy have added to returns

↑ An out-of-index position in TE Connectivity Plc helped returns as the firm benefitted from increased demand with the surge in AI growth during the year

↑ An overweight allocation to IDEXX Laboratories, Inc. helped returns on strong organic growth and launch of a new cancer diagnostic and cellular analyzer

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Calvert VP SRI Mid Cap Portfolio	S&P 500® Index	Russell Midcap® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,533	$9,504	$9,345
2/16	$9,578	$9,491	$9,450
3/16	$10,284	$10,135	$10,224
4/16	$9,936	$10,174	$10,333
5/16	$10,045	$10,357	$10,502
6/16	$9,961	$10,384	$10,550
7/16	$10,219	$10,766	$11,031
8/16	$10,251	$10,782	$11,004
9/16	$10,123	$10,784	$11,026
10/16	$9,958	$10,587	$10,676
11/16	$10,529	$10,979	$11,252
12/16	$10,724	$11,196	$11,380
1/17	$10,805	$11,408	$11,654
2/17	$11,081	$11,861	$11,984
3/17	$11,021	$11,875	$11,966
4/17	$11,103	$11,997	$12,058
5/17	$11,241	$12,166	$12,168
6/17	$11,267	$12,242	$12,289
7/17	$11,371	$12,494	$12,470
8/17	$11,215	$12,532	$12,373
9/17	$11,501	$12,790	$12,716
10/17	$11,606	$13,089	$12,928
11/17	$11,861	$13,490	$13,363
12/17	$11,973	$13,640	$13,487
1/18	$12,378	$14,421	$13,995
2/18	$11,910	$13,890	$13,417
3/18	$12,003	$13,537	$13,425
4/18	$12,108	$13,589	$13,405
5/18	$12,472	$13,916	$13,709
6/18	$12,595	$14,002	$13,804
7/18	$12,921	$14,523	$14,147
8/18	$13,270	$14,996	$14,587
9/18	$13,255	$15,081	$14,493
10/18	$12,234	$14,050	$13,289
11/18	$12,663	$14,337	$13,616
12/18	$11,443	$13,042	$12,265
1/19	$12,434	$14,087	$13,589
2/19	$13,046	$14,540	$14,172
3/19	$13,163	$14,822	$14,294
4/19	$13,696	$15,422	$14,838
5/19	$13,071	$14,442	$13,927
6/19	$13,875	$15,460	$14,884
7/19	$14,304	$15,682	$15,096
8/19	$14,112	$15,434	$14,666
9/19	$14,162	$15,723	$14,955
10/19	$14,177	$16,063	$15,112
11/19	$14,721	$16,646	$15,652
12/19	$15,032	$17,149	$16,012
1/20	$15,105	$17,142	$15,883
2/20	$13,821	$15,731	$14,504
3/20	$11,513	$13,788	$11,677
4/20	$12,783	$15,555	$13,354
5/20	$13,405	$16,296	$14,293
6/20	$13,565	$16,620	$14,550
7/20	$14,337	$17,558	$15,405
8/20	$14,918	$18,820	$15,946
9/20	$14,685	$18,105	$15,636
10/20	$14,726	$17,623	$15,736
11/20	$16,141	$19,552	$17,911
12/20	$16,873	$20,304	$18,750
1/21	$16,566	$20,099	$18,700
2/21	$17,358	$20,653	$19,742
3/21	$17,714	$21,558	$20,276
4/21	$18,447	$22,708	$21,309
5/21	$18,516	$22,867	$21,480
6/21	$18,630	$23,401	$21,796
7/21	$18,798	$23,956	$21,964
8/21	$19,243	$24,685	$22,522
9/21	$18,298	$23,537	$21,594
10/21	$19,057	$25,186	$22,879
11/21	$18,451	$25,011	$22,082
12/21	$19,409	$26,132	$22,984
1/22	$17,694	$24,780	$21,291
2/22	$17,741	$24,038	$21,138
3/22	$18,098	$24,931	$21,679
4/22	$16,726	$22,757	$20,009
5/22	$16,498	$22,798	$20,025
6/22	$15,141	$20,916	$18,026
7/22	$16,550	$22,845	$19,806
8/22	$15,664	$21,913	$19,184
9/22	$14,281	$19,895	$17,406
10/22	$15,319	$21,506	$18,951
11/22	$16,235	$22,708	$20,090
12/22	$15,627	$21,399	$19,004
1/23	$16,851	$22,744	$20,583
2/23	$16,434	$22,189	$20,083
3/23	$16,475	$23,004	$19,775
4/23	$16,509	$23,363	$19,671
5/23	$15,982	$23,464	$19,121
6/23	$16,892	$25,015	$20,717
7/23	$17,315	$25,818	$21,538
8/23	$16,782	$25,407	$20,791
9/23	$15,770	$24,196	$19,747
10/23	$15,090	$23,687	$18,760
11/23	$16,590	$25,850	$20,680
12/23	$17,446	$27,025	$22,278
1/24	$17,254	$27,479	$21,961
2/24	$18,008	$28,946	$23,188
3/24	$18,645	$29,878	$24,194
4/24	$17,631	$28,657	$22,887
5/24	$18,110	$30,078	$23,540
6/24	$17,994	$31,157	$23,384
7/24	$18,775	$31,537	$24,486
8/24	$19,336	$32,302	$24,982
9/24	$19,514	$32,992	$25,538
10/24	$19,063	$32,692	$25,401
11/24	$20,476	$34,611	$27,642
12/24	$19,230	$33,786	$25,697
1/25	$19,804	$34,727	$26,790
2/25	$19,541	$34,274	$26,028
3/25	$18,994	$32,343	$24,822
4/25	$18,586	$32,124	$24,566
5/25	$19,278	$34,146	$25,970
6/25	$19,410	$35,882	$26,940
7/25	$19,638	$36,687	$27,439
8/25	$20,282	$37,431	$28,125
9/25	$19,770	$38,797	$28,375
10/25	$19,385	$39,706	$28,140
11/25	$19,650	$39,803	$28,498
12/25	$19,510	$39,827	$28,420

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Calvert VP SRI Mid Cap Portfolio	1.46%	2.95%	6.91%
S&P 500® Index	17.88%	14.42%	14.81%
Russell Midcap® Index	10.60%	8.67%	11.00%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$22,511,009
# of Portfolio Holdings	65
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$121,342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials 23.3%
Financials 16.4%
Consumer Discretionary 15.0%
Information Technology 14.6%
Health Care 10.2%
Real Estate 7.9%
Utilities 4.3%
Materials 4.2%
Consumer Staples 2.7%
Short-Term Investments 1.4%

Value	Value
Short-Term Investments	1.4%
Consumer Staples	2.7%
Materials	4.2%
Utilities	4.3%
Real Estate	7.9%
Health Care	10.2%
Information Technology	14.6%
Consumer Discretionary	15.0%
Financials	16.4%
Industrials	23.3%

Top Ten Holdings (% of total investments)Footnote Referencea

TE Connectivity PLC	3.9%
AMETEK, Inc.	3.7%
IDEXX Laboratories, Inc.	3.4%
CSW Industrials, Inc.	3.3%
Motorola Solutions, Inc.	2.9%
Donaldson Co., Inc.	2.8%
Royalty Pharma PLC, Class A	2.8%
Wyndham Hotels & Resorts, Inc.	2.6%
Equity LifeStyle Properties, Inc.	2.5%
Arch Capital Group Ltd.	2.5%
Total	30.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s prospectus at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

On February 17, 2026, the Fund's Directors approved a Plan of Liquidation and Termination for the Fund. Effective as of the close of business on April 20, 2026, shares of the Fund will no longer be available for purchase or exchange. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about April 27, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CVPSMC-TSR-AR

(b)	Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Edward Ramos, an “independent” Director serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2024 and December 31, 2025 for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by its principal accountant during such periods.

Fiscal Years Ended	12/31/24	%*	12/31/25	%*
Audit Fees	$54,700	0%	$55,800	0%
Audit-Related Fees(1)	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%

Total	$54,700	0%	$55,800	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 12/31/24		Fiscal Year ended 12/31/25
$	%*	$	%*
$18,490	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
VP SRI Balanced Portfolio
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Calvert
VP SRI Balanced Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Schedule of Investments

Asset-Backed Securities — 5.2%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	539	$ 550,682
Ally Bank Auto Credit-Linked Notes:
Series 2024-B, Class B, 5.117%, 9/15/32(1)	145	146,667
Series 2025-B, Class C, 4.697%, 9/15/33(1)	321	323,184
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	100	103,250
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	240	245,359
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)	90	90,557
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)	673	684,652
Series 2025-2A, Class B, 6.303%, 8/15/50(1)	243	245,967
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	545	549,437
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	85	86,102
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	423	483,603
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	589,925
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	341,033
DataBank Issuer II LLC:
Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	470	463,868
Series 2025-1A, Class B, 5.669%, 9/27/55(1)	15	14,695
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	277,364
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	78	77,967
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	322	315,599
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	403,450
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	96,152
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	750,940
Driven Brands Funding LLC:
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	37	36,458
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	113	109,981
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	524	496,221
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	61	61,010
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	271	268,098
FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(2)	137	138,313
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	332	337,796
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	564	578,814
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	163	136,403
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	165	164,458
Security	Principal Amount* (000's omitted)		Value
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)		80	$ 79,269
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		497	502,929
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		276	276,251
Lendbuzz Securitization Trust, Series 2025-2A, Class C, 5.28%, 4/15/31(1)		55	53,565
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 6.584%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)		528	529,286
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		60	37,570
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		118	73,394
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)		113	107,555
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		244	219,538
Series 2020-1A, Class A, 2.10%, 4/20/46(1)		32	28,357
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		32	27,978
Series 2020-2A, Class A, 1.44%, 8/20/46(1)		57	48,857
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		69	57,501
Series 2021-1A, Class C, 2.25%, 12/20/46(1)		256	214,913
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		81	49,475
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		100	8,566
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)		667	670,819
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		372	357,877
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)		39	39,467
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)		260	263,707
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		67	66,048
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		166	163,748
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		299	304,469
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)		227	226,779
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)		71	69,574
Series 2021-C, Class A, 2.18%, 10/8/31(1)		629	619,241
Series 2021-C, Class B, 2.67%, 10/8/31(1)		75	73,741
Series 2025-A, Class B, 5.30%, 2/8/33(1)		172	171,979
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)		30	29,528
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		263	252,507
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		374	379,696
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.092%, (1 mo. SOFR + 1.364%), 7/25/51(1)(3)		45	44,758
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		419	418,120
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	150	108,940

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Retained Vantage Data Centers Issuer LLC: (continued)
Series 2025-1A, Class B, 5.727%, 8/15/50(1)		45	$ 44,261
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.554%, (1 mo. SOFR + 1.60%), 10/25/55(1)(3)		486	486,953
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 1/20/37(1)		246	246,778
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		151	143,828
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		171	152,867
SERVPRO Master Issuer LLC:
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		167	172,674
Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		413	412,303
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		494	489,328
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		94	88,602
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		45	44,673
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		93	99,037
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		213	212,740
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		148	147,598
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		222	194,895
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)		243	192,578
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		389	360,872
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		468	403,420
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		178	171,318
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		210	191,358
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		653	632,656
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		110	104,680
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		480	482,781
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)		49	49,098
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		34	31,090
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		286	270,225
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	410	487,204
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	131	181,002
Security	Principal Amount* (000's omitted)	Value
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	735	$ 700,224
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	219,492
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	37	38,334
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	317	296,763
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	74	72,405
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	174	168,818
Total Asset-Backed Securities (identified cost $24,076,410)		$ 23,734,862

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	$340	$ 333,648
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(4)	100	101,636
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	89	90,004
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	138	139,537
Eagle Re Ltd., Series 2021-2, Class M1C, 7.324%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	46	46,840
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	41	42,288
Series 5402, Class BZ, 6.00%, 4/25/54	17	17,375
Series 5413, Class MZ, 6.00%, 5/25/54	39	40,295
Series 5483, Class FB, 5.304%, (30-day SOFR Average + 1.43%), 12/25/54(3)	494	497,098
Series 5529, Class AF, 4.874%, (30-day SOFR Average + 1.00%), 3/25/55(3)	376	377,682
Series 5556, Class FA, 5.024%, (30-day SOFR Average + 1.15%), 7/25/55(3)	302	303,344
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.139%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	85	95,204
Series 2020-DNA6, Class B1, 6.874%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	25	26,792
Series 2021-DNA2, Class B1, 7.274%, (30-day SOFR Average + 3.40%), 8/25/33(1)(3)	55	60,827
Series 2021-DNA2, Class B2, 9.874%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	50	61,719
Series 2022-DNA2, Class M1A, 5.174%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	62	62,157
Federal National Mortgage Association, Series 2024-33, Class KF, 4.824%, (30-day SOFR Average + 0.95%), 1/25/54(3)	27	26,670

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.339%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	$44	$ 46,761
Series 2019-R05, Class 1B1, 8.089%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	52	52,653
Series 2019-R06, Class 2B1, 7.739%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	235	239,246
Series 2019-R07, Class 1B1, 7.389%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	86	87,643
Series 2020-R02, Class 2B1, 6.989%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	405	412,547
Series 2021-R01, Class 1B2, 9.874%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	142	147,395
Series 2021-R02, Class 2B1, 7.174%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	12	12,511
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	163	169,984
Series 2023-84, Class MW, 6.00%, 6/20/53	171	177,392
Series 2023-98, Class BW, 6.00%, 7/20/53	25	26,072
Series 2023-99, Class AL, 6.00%, 7/20/53	25	26,079
Series 2023-101, Class FM, 4.818%, (30-day SOFR Average + 0.90%), 7/20/53(3)	195	195,396
Series 2024-44, Class LM, 6.00%, 3/20/54	98	102,215
Series 2024-46, Class AL, 6.00%, 3/20/54	24	25,036
Series 2024-59, Class LG, 6.00%, 4/20/54	630	657,259
Series 2025-2, Class FB, 4.968%, (30-day SOFR Average + 1.05%), 12/20/54(3)	86	86,048
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(4)	120	120,607
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	112	114,556
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	100	100,340
PNMAC GMSR Issuer Trust, Series 2025-GT1, Class A, 6.182%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	505	507,267
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.428%, (30-day SOFR Average + 1.50%), 12/25/55(1)(3)	410	409,458
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(2)	369	373,883
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(2)	174	176,459
Total Collateralized Mortgage Obligations (identified cost $6,474,544)		$6,589,923

Commercial Mortgage-Backed Securities — 3.4%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	695	$ 618,275
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	325	277,312
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	485	392,916
Security	Principal Amount* (000’s omitted)		Value
BFLD Commercial Mortgage Trust, Series 2025-660F, Class C, 5.90%, (1 mo. SOFR + 2.15%), 11/15/42(1)(3)		130	$ 130,924
BFLD Trust, Series 2025-FPM, Class B, 5.593%, 10/10/40(1)(2)		62	62,952
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.45%, (1 mo. SOFR + 1.60%), 12/15/42(1)(3)		281	281,834
BPR Trust, Series 2022-SSP, Class A, 6.75%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)		295	295,649
BX Trust, Series 2025-GW, Class E, 7.40%, (1 mo. SOFR + 3.65%), 7/15/42(1)(3)		90	90,799
Caister Finance DAC, Series 1A, Class B, 6.306%, (SONIA + 2.45%), 8/17/35(1)(3)	GBP	269	365,611
CSMC Trust, Series 2021-BPNY, Class A, 7.58%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		544	528,711
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.791%, 8/10/42(1)(2)		305	315,773
Extended Stay America Trust:
Series 2025-151, Class F, 7.85%, (1 mo. SOFR + 4.10%), 10/15/42(1)(3)		15	15,188
Series 2025-ESH, Class D, 6.35%, (1 mo. SOFR + 2.60%), 10/15/42(1)(3)		100	100,876
Series 2025-ESH, Class E, 7.10%, (1 mo. SOFR + 3.35%), 10/15/42(1)(3)		198	199,866
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(2)		1,019	1,007,842
Series KSG1, Class A2, 1.503%, 9/25/30		278	248,641
Series KW06, Class A2, 3.80%, 6/25/28(2)		519	516,867
Series W5FX, Class AFX, 3.214%, 4/25/28(2)		192	189,361
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(2)		447	441,712
Series 2018-M13, Class A2, 3.75%, 9/25/30(2)		1,190	1,181,417
Series 2019-M22, Class A2, 2.522%, 8/25/29		472	449,407
Series 2020-M1, Class A2, 2.444%, 10/25/29		963	906,650
Series 2023-M1S, Class A2, 4.498%, 4/25/33(2)		848	852,262
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.239%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)		361	367,151
Series 2020-01, Class M10, 7.739%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)		448	458,222
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		262	266,836
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.441%, (1 mo. SOFR + 1.691%), 5/15/41(1)(3)		441	442,769
Series 2024-WLF2, Class D, 6.69%, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)		100	100,699
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 5.392%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)		275	275,854
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.00%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)		149	149,488
Series 2025-STAY, Class D, 6.60%, (1 mo. SOFR + 2.85%), 3/15/42(1)(3)		507	509,525

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	$ 12,600
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	100	1,575
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 5.691%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	294	295,069
NYC Trust, Series 2024-3ELV, Class A, 5.741%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)	405	406,810
ORL Trust:
Series 2024-GLKS, Class A, 5.243%, (1 mo. SOFR + 1.493%), 12/15/39(1)(3)	490	491,390
Series 2024-GLKS, Class D, 6.541%, (1 mo. SOFR + 2.791%), 12/15/39(1)(3)	176	176,949
Series 2024-GLKS, Class F, 8.188%, (1 mo. SOFR + 4.438%), 12/15/39(1)(3)	100	100,482
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.142%, (1 mo. SOFR + 1.392%), 5/15/39(1)(3)	421	420,938
TX Trust:
Series 2024-HOU, Class A, 5.342%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	430	430,802
Series 2024-HOU, Class E, 8.137%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)	78	78,661
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	277	291,830
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	450	408,843
Willowbrook Mall, Series 2025-WBRK, Class C, 6.075%, 3/5/35(1)(2)	295	298,939
Total Commercial Mortgage-Backed Securities (identified cost $16,042,520)		$15,456,277

Common Stocks — 63.0%

Security	Shares	Value
Aerospace & Defense — 0.7%
HEICO Corp.	9,600	$ 3,106,464
		$ 3,106,464
Beverages — 1.4%
Coca-Cola Co.	89,690	$ 6,270,228
		$ 6,270,228
Biotechnology — 1.7%
AbbVie, Inc.	24,900	$ 5,689,401
Argenx SE ADR(5)	2,500	2,102,375
		$7,791,776
Broadline Retail — 3.3%
Amazon.com, Inc.(5)	64,760	$14,947,903
		$14,947,903
Security	Shares	Value
Building Products — 0.6%
Carrier Global Corp.	51,000	$ 2,694,840
		$ 2,694,840
Capital Markets — 3.3%
Intercontinental Exchange, Inc.	23,500	$ 3,806,060
LPL Financial Holdings, Inc.	9,600	3,428,832
S&P Global, Inc.	8,800	4,598,792
Tradeweb Markets, Inc., Class A	31,303	3,366,325
		$ 15,200,009
Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	18,000	$3,156,480
		$3,156,480
Consumer Staples Distribution & Retail — 1.2%
Walmart, Inc.	48,400	$5,392,244
		$5,392,244
Electric Utilities — 0.6%
Constellation Energy Corp.	7,700	$2,720,179
		$2,720,179
Electrical Equipment — 2.4%
AMETEK, Inc.	19,200	$3,941,952
Eaton Corp. PLC	14,000	4,459,140
Siemens Energy AG(5)	19,000	2,665,482
		$11,066,574
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	31,400	$4,243,396
		$4,243,396
Energy — 0.0%†
Enviva LLC(5)(6)	2,418	$38,204
		$38,204
Energy Equipment & Services — 1.3%
Baker Hughes Co.	131,400	$5,983,956
		$5,983,956
Entertainment — 2.4%
Liberty Media Corp.-Liberty Formula One, Class C(5)	43,300	$4,265,483
Netflix, Inc.(5)	50,000	4,688,000
Spotify Technology SA(5)	3,100	1,800,201
		$10,753,684
Financial Services — 3.4%
Rocket Cos., Inc., Class A	298,302	$5,775,127
Shift4 Payments, Inc., Class A(5)(7)	23,900	1,504,983

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Financial Services (continued)
Visa, Inc., Class A	23,200	$ 8,136,472
		$ 15,416,582
Health Care Equipment & Supplies — 0.7%
Edwards Lifesciences Corp.(5)	39,400	$ 3,358,850
		$ 3,358,850
Health Care Providers & Services — 1.4%
Humana, Inc.	9,900	$ 2,535,687
Quest Diagnostics, Inc.	14,000	2,429,420
UnitedHealth Group, Inc.	5,010	1,653,851
		$6,618,958
Hotels, Restaurants & Leisure — 1.6%
Domino's Pizza, Inc.	8,800	$3,668,016
Marriott International, Inc., Class A	12,300	3,815,952
		$7,483,968
Insurance — 0.7%
Arthur J. Gallagher & Co.	13,100	$3,390,149
		$3,390,149
Interactive Media & Services — 5.4%
Alphabet, Inc., Class A	6,700	$2,097,100
Alphabet, Inc., Class C	72,000	22,593,600
		$24,690,700
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	6,900	$3,998,205
		$3,998,205
Machinery — 0.6%
Parker-Hannifin Corp.	2,900	$2,548,984
		$2,548,984
Pharmaceuticals — 1.8%
Eli Lilly & Co.	7,700	$8,275,036
		$8,275,036
Professional Services — 0.9%
TransUnion	46,900	$4,021,675
		$4,021,675
Real Estate Management & Development — 1.2%
CoStar Group, Inc.(5)	49,060	$3,298,794
FirstService Corp.	15,600	2,426,268
		$5,725,062
Semiconductors & Semiconductor Equipment — 10.3%
Analog Devices, Inc.	15,200	$4,122,240
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	35,190	$ 12,179,259
Lam Research Corp.	28,610	4,897,460
NVIDIA Corp.	137,600	25,662,400
		$ 46,861,359
Software — 7.4%
Fair Isaac Corp.(5)	2,003	$ 3,386,312
Microsoft Corp.	48,093	23,258,737
Palo Alto Networks, Inc.(5)	19,400	3,573,480
Synopsys, Inc.(5)	7,700	3,616,844
		$33,835,373
Specialty Retail — 1.8%
Burlington Stores, Inc.(5)	13,400	$3,870,590
TJX Cos., Inc.	27,000	4,147,470
		$8,018,060
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	74,688	$20,304,680
		$20,304,680
Total Common Stocks (identified cost $142,085,493)		$287,913,578

Corporate Bonds — 9.8%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC:
7.05%, 11/15/30	50	$ 52,725
7.20%, 11/15/33	330	348,906
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)	124	124,509
8.00%, 7/1/30(1)	60	62,834
		$ 588,974
Communications — 0.4%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	60	$58,932
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(8)	55	56,973
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	261	170,883
4.80%, 3/1/50	916	688,765
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	64	67,674
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	60	63,349
8.00%, 8/1/29(1)	50	50,563

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	70	$ 68,464
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(8)	358	358,746
6.625% to 3/9/36, 6/9/56(8)	44	43,977
Zegona Finance PLC, 8.625%, 7/15/29(1)	200	212,745
		$ 1,841,071
Consumer, Cyclical — 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	96	$ 96,687
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	772	496,409
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	414	417,584
5.308%, 10/20/31(1)	115	116,078
Bath & Body Works, Inc., 6.75%, 7/1/36	60	59,628
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	48	50,235
6.75%, 9/15/32(1)	10	10,376
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	400	402,496
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	45	43,278
Ford Motor Credit Co. LLC:
5.875%, 11/7/29	200	205,386
7.35%, 11/4/27	356	371,831
7.35%, 3/6/30	200	214,740
General Motors Financial Co., Inc., 5.60%, 6/18/31	315	328,700
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	60	59,155
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	373	360,925
4.375%, 1/15/31(1)	70	67,324
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)	46	49,675
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(7)	50	49,117
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	350	364,010
		$3,763,634
Consumer, Non-cyclical — 0.8%
Centene Corp.:
2.50%, 3/1/31	280	$241,958
3.375%, 2/15/30	199	183,440
4.625%, 12/15/29	257	249,456
Conservation Fund, 3.474%, 12/15/29	285	273,513
Doris Duke Charitable Foundation, 2.345%, 7/1/50	678	381,964
Ford Foundation, 2.415%, 6/1/50	435	260,088
Global Medical Response, Inc., 7.375%, 10/1/32(1)	48	49,986
HCA, Inc., 4.60%, 11/15/32	584	578,880
Herc Holdings, Inc., 7.00%, 6/15/30(1)	60	63,182
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	51	54,975
10.00%, 6/1/32(1)(7)	50	53,167
Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		60	$ 59,151
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53		512	485,140
5.34%, 5/19/63		175	162,490
Royalty Pharma PLC, 5.20%, 9/25/35		132	132,778
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)		60	61,985
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		23	23,199
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		60	63,530
			$3,378,882
Energy — 0.3%
Occidental Petroleum Corp., 5.375%, 1/1/32		85	$87,092
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		200	153,163
6.45%, 3/5/34(1)		200	163,252
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		369	359,897
5.00%, 1/31/28(1)		460	459,824
WBI Operating LLC, 6.50%, 10/15/33(1)		60	59,805
			$1,283,033
Financial — 6.2%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		184	$191,868
Ally Financial, Inc., 4.70% to 5/15/26(8)(9)		43	42,738
American Assets Trust LP, 3.375%, 2/1/31		44	40,127
American International Group, Inc.:
4.85%, 5/7/30		151	154,862
5.45%, 5/7/35		126	131,303
American National Group, Inc.:
6.00%, 7/15/35		381	386,607
6.144%, 6/13/32(1)		158	164,861
7.00% to 12/1/30, 12/1/55(8)		267	268,457
Andrew W. Mellon Foundation, 0.947%, 8/1/27		335	320,225
Apollo Debt Solutions BDC, 5.875%, 8/30/30		47	47,619
Apollo Global Management, Inc., 5.15%, 8/12/35		215	215,500
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(8)(10)	EUR	100	138,735
Athene Holding Ltd., 6.625%, 5/19/55		667	679,845
Azorra Finance Ltd.:
7.25%, 1/15/31(1)		50	52,589
7.75%, 4/15/30(1)		50	52,989
Banco Santander SA, 5.294%, 8/18/27		200	203,786
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28(8)		860	849,459
3.824% to 1/20/27, 1/20/28(8)		581	579,779
5.933% to 9/15/26, 9/15/27(8)		370	374,858
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(7)(8)		500	491,838

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico: (continued)
8.125% to 1/8/34, 1/8/39(1)(8)		451	$ 488,202
Blue Owl Credit Income Corp., 6.60%, 9/15/29		25	25,750
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		675	634,240
BNP Paribas SA:
7.75% to 8/16/29(1)(8)(9)		420	445,330
9.25% to 11/17/27(1)(8)(9)		200	214,167
Brookfield Asset Management Ltd.:
5.298%, 1/15/36		95	94,964
5.795%, 4/24/35		644	675,215
6.077%, 9/15/55		273	279,382
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(8)		393	390,795
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(8)		200	213,264
6.84% to 9/13/33, 9/13/34(1)(8)		241	268,974
CI Financial Corp., 7.50%, 5/30/29(1)		687	731,108
Citadel LP, 6.375%, 1/23/32(1)		407	432,196
Citizens Financial Group, Inc., 5.253% to 3/5/30, 3/5/31(8)		85	87,369
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		211	207,963
Enact Holdings, Inc., 6.25%, 5/28/29		520	544,980
EPR Properties:
3.60%, 11/15/31		205	190,338
3.75%, 8/15/29		106	102,854
4.95%, 4/15/28		396	399,242
Essent Group Ltd., 6.25%, 7/1/29		47	49,089
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		59	60,693
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		543	565,993
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		946	856,599
6.75%, 3/15/54(1)		313	320,042
7.25% to 3/1/31, 3/1/56(1)(8)		39	39,201
7.95%, 6/15/33(1)		22	25,140
7.95% to 7/15/29, 10/15/54(1)(8)		204	211,764
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34		1,216	1,239,272
8.00% to 3/1/31, 6/1/56(8)		39	40,856
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		34	33,790
3.75%, 9/15/30(1)		58	53,769
Healthpeak OP LLC, 4.75%, 1/15/33		271	269,626
Intact Financial Corp., 5.459%, 9/22/32(1)		253	261,830
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(8)		488	576,473
Jefferies Financial Group, Inc., 6.20%, 4/14/34		563	594,455
JPMorgan Chase & Co., 5.581% to 4/22/29, 4/22/30(8)		624	651,172
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	1,727	260,524
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)		324	319,546
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		183	180,034
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
LPL Holdings, Inc.: (continued)
4.375%, 5/15/31(1)		100	$ 97,424
5.75%, 6/15/35		260	267,784
Marex Group PLC, 6.404%, 11/4/29		401	416,052
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35		45	45,602
NMI Holdings, Inc., 6.00%, 8/15/29(7)		13	13,477
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	680	103,912
3.50%, 10/1/56	DKK	1,908	288,483
Nuveen LLC, 5.85%, 4/15/34(1)		342	359,839
Nykredit Realkredit AS:
3.50%, 4/1/53(10)	DKK	7,711	1,180,345
3.50%, 10/1/56(10)	DKK	905	136,905
3.50%, 10/1/56(10)	DKK	820	122,510
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(7)		85	91,631
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		331	343,207
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(8)		110	114,756
Raymond James Financial, Inc.:
4.90%, 9/11/35		235	233,746
5.65%, 9/11/55		448	438,845
Realkredit Danmark AS, 3.50%, 10/1/56(10)	DKK	961	145,062
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		594	564,502
Royal Bank of Canada:
4.305% to 11/3/30, 11/3/31(8)		375	373,347
4.696% to 8/6/30, 8/6/31(8)		179	181,380
4.97% to 5/2/30, 5/2/31(8)		175	179,031
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		400	406,408
Stifel Financial Corp., 4.00%, 5/15/30		196	192,128
Swedbank AB, 6.136%, 9/12/26(1)		437	443,479
Synovus Bank/Columbus, GA, 5.625%, 2/15/28		494	504,785
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(8)		139	144,501
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)		240	237,170
Toronto-Dominion Bank:
4.928%, 10/15/35		310	309,911
8.125% to 10/31/27, 10/31/82(8)		887	936,077
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(8)		200	203,983
5.861% to 6/19/27, 6/19/32(1)(8)		200	203,407
UWM Holdings LLC, 6.25%, 3/15/31(1)		343	342,618
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(8)		150	135,514
Willis North America, Inc., 5.15%, 3/15/36		95	95,045
			$28,277,112
Government - Multinational — 0.5%
Asian Development Bank, 3.125%, 9/26/28		540	$533,781

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Government - Multinational (continued)
European Investment Bank:
1.625%, 5/13/31	925	$ 828,027
2.375%, 5/24/27	1,026	1,009,798
		$ 2,371,606
Industrial — 0.1%
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	60	$ 61,737
Hexcel Corp., 5.875%, 2/26/35	150	157,341
Masterbrand, Inc., 7.00%, 7/15/32(1)	49	50,824
Reworld Holding Corp., 4.875%, 12/1/29(1)	70	67,347
Seaspan Corp., 5.50%, 8/1/29(1)	52	49,428
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	60	60,323
		$447,000
Technology — 0.4%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	60	$60,825
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	60	64,000
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)	45	45,997
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	362	378,867
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	50	51,441
Oracle Corp.:
3.60%, 4/1/50	375	233,850
3.95%, 3/25/51	88	57,957
5.20%, 9/26/35	248	237,693
6.00%, 8/3/55	131	115,628
Qorvo, Inc., 3.375%, 4/1/31(1)	300	278,530
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	359	407,508
		$1,932,296
Utilities — 0.2%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	176	$160,825
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(8)	210	211,099
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	343	338,503
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)	20	21,029
8.625%, 3/15/33(1)	65	68,425
		$799,881
Total Corporate Bonds (identified cost $44,730,306)		$44,683,489

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Fixed-Income Funds — 0.2%
Calvert Ultra-Short Investment Grade ETF(7)(11)	20,000	$ 1,015,000
Total Exchange-Traded Funds (identified cost $1,017,600)		$ 1,015,000

Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series I, 6.50% to 10/6/30(7)	3,000	$ 76,170
		$ 76,170
Insurance — 0.0%†
Aspen Insurance Holdings Ltd., 7.00%	3,114	$ 77,134
		$ 77,134
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%(7)	13,079	$ 173,951
Series A2, 6.375%	12,000	171,360
		$345,311
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc., 6.25%	2,010	$50,350
		$50,350
Total Preferred Stocks (identified cost $845,531)		$548,965

Senior Floating-Rate Loans — 0.6%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies — 0.0%†
Medline Borrower LP, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$246	$ 247,459
		$ 247,459
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	$246	$ 247,205
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	296	296,509
		$ 543,714

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$247	$ 247,940
		$ 247,940
Machinery — 0.1%
Gates Global LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$296	$ 297,330
TK Elevator Midco GmbH, Term Loan, 6.947%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	246	248,084
		$ 545,414
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$247	$ 247,626
		$247,626
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$246	$247,531
Epicor Software Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	247	247,961
		$495,492
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.216% - 6.322%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$247	$247,521
		$247,521
Total Senior Floating-Rate Loans (identified cost $2,565,703)		$2,575,166

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$1,526	$ 1,497,092
4.375%, 2/28/34	193	197,006
		$ 1,694,098
Total Sovereign Government Bonds (identified cost $1,710,473)		$ 1,694,098

Taxable Municipal Obligations — 0.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$435	$ 342,339
San Francisco City and County, CA, 3.921%, 6/15/39	285	258,035
		$ 600,374
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$405	$ 402,860
Social Bonds, 2.484%, 6/1/27	290	285,514
Social Bonds, 2.534%, 6/1/28	360	350,497
Social Bonds, 2.584%, 6/1/29	200	192,299
Social Bonds, 2.984%, 6/1/33	220	201,365
		$1,432,535
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$111,882
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	156,554
Green Bonds, 2.184%, 9/1/31	140	126,583
Green Bonds, 2.264%, 9/1/32	125	110,895
Green Bonds, 2.344%, 9/1/33	135	117,595
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	131,884
Green Bonds, 1.701%, 5/1/31	130	116,109
		$871,502
Total Taxable Municipal Obligations (identified cost $3,179,763)		$2,904,411

U.S. Government Agencies and Instrumentalities — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$220	$ 201,150
3.485%, 8/1/35	125	113,386
3.585%, 8/1/37	225	201,255
U.S. International Development Finance Corp., 3.52%, 9/20/32	213	208,034
Total U.S. Government Agencies and Instrumentalities (identified cost $821,809)		$ 723,825

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Schedule of Investments — continued

U.S. Government Agency Mortgage-Backed Securities — 9.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$68	$ 63,821
5.00%, 11/1/54	1,629	1,627,474
5.50%, with various maturities to 2055	10,215	10,369,270
6.00%, 6/1/53	59	60,849
Federal National Mortgage Association:
2.00%, 4/1/51	165	136,658
2.68%, 7/1/26	320	317,840
3.00%, 11/1/49	210	188,092
4.00%, with various maturities to 2048	430	415,094
5.00%, 3/1/55	303	302,820
5.50%, with various maturities to 2055	7,837	7,959,061
7.00%, 6/1/53	20	21,180
Government National Mortgage Association II:
2.50%, with various maturities to 2051	596	510,656
6.00%, with various maturities to 2053	213	221,307
6.50%, 6/20/53	314	328,237
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(13)	210	199,221
5.00%, 30-Year, TBA(13)	18,858	18,813,760
5.50%, 30-Year, TBA(13)	1,743	1,767,579
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $43,296,465)		$43,302,919

U.S. Treasury Obligations — 7.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.875%, 2/15/41	$481	$ 336,211
1.875%, 2/15/51	79	44,171
1.875%, 11/15/51	368	203,536
2.00%, 11/15/41	795	555,134
2.00%, 8/15/51	338	193,729
2.25%, 2/15/52	523	317,498
2.375%, 2/15/42	7,519	5,537,185
2.875%, 8/15/45	335	251,381
2.875%, 5/15/52	275	192,237
3.00%, 5/15/45	503	387,271
3.00%, 5/15/47	13	9,766
3.00%, 8/15/52	127	91,006
3.125%, 5/15/48	52	39,510
3.625%, 2/15/53	282	228,398
3.625%, 5/15/53	164	132,721
3.875%, 2/15/43	327	294,281
3.875%, 5/15/43	31	27,819
4.00%, 11/15/52	155	134,484
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
4.25%, 2/15/54	$185	$ 167,309
4.50%, 2/15/36	1	1,033
4.50%, 2/15/44	148	143,230
4.50%, 11/15/54	941	887,848
4.625%, 5/15/44	112	110,001
4.75%, 2/15/45	1,350	1,343,566
U.S. Treasury Notes:
0.625%, 8/15/30	110	95,734
0.875%, 11/15/30	1	874
1.125%, 2/15/31	153	134,733
1.25%, 3/31/28	581	553,051
1.25%, 4/30/28	1,022	971,060
1.25%, 6/30/28	303	286,814
1.25%, 8/15/31	75	65,357
1.375%, 10/31/28	32	30,152
1.50%, 11/30/28	89	84,015
3.125%, 8/31/27	1,146	1,139,576
3.375%, 5/15/33	156	150,004
3.50%, 1/31/28	631	631,209
3.625%, 5/15/26	23	23,008
3.625%, 5/31/28	75	75,204
3.875%, 8/15/33	71	70,426
3.875%, 8/15/34	328	323,022
4.00%, 2/28/30	3,444	3,488,260
4.00%, 2/15/34	683	681,026
4.125%, 2/28/27	9,003	9,064,896
4.125%, 7/31/28	60	60,902
4.25%, 5/15/35	2,500	2,521,289
4.375%, 8/31/28	151	154,212
4.625%, 9/15/26	142	143,047
4.625%, 2/15/35	550	571,022
Total U.S. Treasury Obligations (identified cost $34,309,679)		$32,948,218

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(5)(14)	$76,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Schedule of Investments — continued

Short-Term Investments — 2.9%
Affiliated Fund — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(15)	11,900,869	$ 11,900,869
Total Affiliated Fund (identified cost $11,900,869)		$ 11,900,869
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(16)	1,481,467	$ 1,481,467
Total Securities Lending Collateral (identified cost $1,481,467)		$ 1,481,467
Total Short-Term Investments (identified cost $13,382,336)		$ 13,382,336
Total Investments — 104.5% (identified cost $334,538,632)		$477,473,067
Other Assets, Less Liabilities — (4.5)%		$(20,554,736)
Net Assets — 100.0%		$456,918,331

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $53,690,172 or 11.8% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2025.
(5)	Non-income producing security.
(6)	Restricted security. Total market value of restricted securities amounts to $38,204, which represents less than 0.05% of the net assets of the Fund as of December 31, 2025.
(7)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $2,407,567.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $1,723,557 or 0.3% of the Fund's net assets.
(11)	Affiliated fund (see Note 9).
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(14)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(15)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2025.
(16)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
DKK	1,197,809	USD	189,348	JPMorgan Chase Bank, N.A.	3/18/26	$ —	$(92)
DKK	1,619,299	USD	255,945	UBS AG	3/18/26	—	(92)
DKK	3,092,626	USD	488,817	UBS AG	3/18/26	—	(176)
GBP	132,535	USD	177,998	UBS AG	3/18/26	620	—
USD	109,685	CAD	151,279	Citibank, N.A.	3/18/26	—	(891)

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Schedule of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) — continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,026,572	DKK	6,549,890	JPMorgan Chase Bank, N.A.	3/18/26	$ —	$(8,324)
USD	2,164,361	DKK	13,809,382	JPMorgan Chase Bank, N.A.	3/18/26	—	(17,549)
USD	142,771	EUR	122,045	UBS AG	3/18/26	—	(1,140)
USD	479,790	EUR	410,138	UBS AG	3/18/26	—	(3,830)
USD	711,402	GBP	534,522	Barclays Bank PLC	3/18/26	—	(8,976)
						$620	$(41,070)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	6	Long	3/31/26	$1,252,734	$(660)
U.S. 5-Year Treasury Note	293	Long	3/31/26	32,026,274	(117,886)
U.S. 10-Year Treasury Note	30	Long	3/20/26	3,373,125	(17,053)
U.S. Long Treasury Bond	44	Long	3/20/26	5,086,125	(56,045)
U.S. Ultra 10-Year Treasury Note	84	Long	3/20/26	9,661,313	(65,110)
U.S. 2-Year Treasury Note	(107)	Short	3/31/26	(22,340,430)	11,631
U.S. 10-Year Treasury Note	(9)	Short	3/20/26	(1,011,938)	6,810
U.S. Long Treasury Bond	(2)	Short	3/20/26	(231,188)	3,322
U.S. Ultra 10-Year Treasury Note	(11)	Short	3/20/26	(1,265,172)	8,757
U.S. Ultra-Long Treasury Bond	(43)	Short	3/20/26	(5,074,000)	96,079
					$(130,155)
Restricted Securities
Description	Acquisition Date	Cost
Enviva LLC	12/6/24	$14,522
		$14,522

Abbreviations:
ADR	– American Depositary Receipt
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Schedule of Investments — continued

Currency Abbreviations:
CAD	– Canadian Dollar
DKK	– Denmark Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $321,620,163) - including $2,407,567 of securities on loan	$464,557,198
Investments in securities of affiliated issuers, at value (identified cost $12,918,469)	12,915,869
Receivable for open forward foreign currency exchange contracts	620
Cash	22,106
Deposits at broker for futures contracts	823,000
Receivable for investments sold	285,049
Receivable for capital shares sold	41,721
Dividends and interest receivable	1,347,386
Dividends receivable - affiliated	30,588
Securities lending income receivable	1,428
Tax reclaims receivable	28,089
Receivable from affiliate	200
Directors' deferred compensation plan	80,649
Total assets	$480,133,903
Liabilities
Payable for variation margin on open futures contracts	$38,212
Payable for open forward foreign currency exchange contracts	41,070
Due to custodian - foreign currency, at value (cost $282,812)	283,335
Payable for forward commitment securities	20,694,826
Payable for capital shares redeemed	156,575
Deposits for securities loaned	1,481,467
Payable to affiliates:
Investment advisory fee	158,734
Administrative fee	46,798
Distribution fees	7,461
Sub-transfer agency fee	282
Directors' deferred compensation plan	80,649
Accrued expenses	226,163
Total liabilities	$23,215,572
Net Assets	$456,918,331
Sources of Net Assets
Paid-in capital	$287,344,671
Distributable earnings	169,573,660
Net Assets	$456,918,331
Class I Shares
Net Assets	$421,570,621
Shares Outstanding	147,965,074
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$2.85
Class F Shares
Net Assets	$35,347,710
Shares Outstanding	12,599,892
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$2.81

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $10,672)	$2,166,781
Dividend income - affiliated issuers	1,028,319
Interest income	7,038,383
Securities lending income, net	20,586
Other income	17,718
Total investment income	$10,271,787
Expenses
Investment advisory fee	$1,829,085
Administrative fee	535,342
Distribution fees:
Class F	77,995
Directors' fees and expenses	23,922
Custodian fees	31,011
Transfer agency fees and expenses	203,535
Accounting fees	148,660
Professional fees	106,271
Reports to shareholders	8,515
Miscellaneous	33,727
Total expenses	$2,998,063
Waiver and/or reimbursement of expenses by affiliates	$(35,621)
Net expenses	$2,962,442
Net investment income	$7,309,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$19,156,979
Futures contracts	635,791
Foreign currency transactions	(9,741)
Forward foreign currency exchange contracts	44,907
Net realized gain	$19,827,936
Change in unrealized appreciation (depreciation):
Investment securities	$22,100,203
Investment securities - affiliated issuers	(2,600)
Futures contracts	(57,625)
Foreign currency	9
Forward foreign currency exchange contracts	(50,504)
Net change in unrealized appreciation (depreciation)	$21,989,483
Net realized and unrealized gain	$41,817,419
Net increase in net assets from operations	$49,126,764

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,309,345	$7,324,928
Net realized gain	19,827,936	24,610,458
Net change in unrealized appreciation (depreciation)	21,989,483	42,660,636
Net increase in net assets from operations	$49,126,764	$74,596,022
Distributions to shareholders:
Class I	$(28,521,324)	$(13,995,684)
Class F	(2,294,283)	(846,549)
Total distributions to shareholders	$(30,815,607)	$(14,842,233)
Capital share transactions:
Class I	$(10,912,710)	$(21,223,644)
Class F	6,048,049	7,632,897
Net decrease in net assets from capital share transactions	$(4,864,661)	$(13,590,747)
Net increase in net assets	$13,446,496	$46,163,042
Net Assets
At beginning of year	$443,471,835	$397,308,793
At end of year	$456,918,331	$443,471,835

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Financial Highlights

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$2.74	$2.37	$2.07	$2.78	$2.52
Income (Loss) From Operations
Net investment income(1)	$0.05	$0.05	$0.04	$0.04	$0.03
Net realized and unrealized gain (loss)	0.26	0.42	0.31	(0.48)	0.34
Total income (loss) from operations	$0.31	$0.47	$0.35	$(0.44)	$0.37
Less Distributions
From net investment income	$(0.05)	$(0.05)	$(0.04)	$(0.03)	$(0.03)
From net realized gain	(0.15)	(0.05)	(0.01)	(0.24)	(0.08)
Total distributions	$(0.20)	$(0.10)	$(0.05)	$(0.27)	$(0.11)
Net asset value — End of year	$2.85	$2.74	$2.37	$2.07	$2.78
Total Return(2)	11.48%	19.61%	16.82%	(15.41)%	15.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$421,571	$415,402	$379,730	$354,044	$445,917
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.65%	0.64%	0.65%	0.64%	0.63%
Net expenses	0.65%(4)	0.64%(4)	0.65%(4)	0.64%(4)	0.63%
Net investment income	1.66%	1.74%	1.92%	1.55%	1.04%
Portfolio Turnover	168%(5)	171%(5)	119%(5)	84%(5)	93%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Financial Highlights — continued

	Class F
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$2.70	$2.35	$2.06	$2.77	$2.52
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.04	$0.04	$0.03	$0.02
Net realized and unrealized gain (loss)	0.27	0.41	0.30	(0.47)	0.34
Total income (loss) from operations	$0.31	$0.45	$0.34	$(0.44)	$0.36
Less Distributions
From net investment income	$(0.05)	$(0.05)	$(0.04)	$(0.03)	$(0.03)
From net realized gain	(0.15)	(0.05)	(0.01)	(0.24)	(0.08)
Total distributions	$(0.20)	$(0.10)	$(0.05)	$(0.27)	$(0.11)
Net asset value — End of year	$2.81	$2.70	$2.35	$2.06	$2.77
Total Return(2)	11.68%	18.91%	16.42%	(15.47)%	14.72%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,348	$28,069	$17,579	$13,242	$13,003
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.90%	0.89%	0.90%	0.89%	0.88%
Net expenses	0.90%(4)	0.89%(4)	0.90%(4)	0.89%(4)	0.88%
Net investment income	1.40%	1.48%	1.67%	1.31%	0.79%
Portfolio Turnover	168%(5)	171%(5)	119%(5)	84%(5)	93%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Notes to Financial Statements — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$23,734,862	$ —	$23,734,862
Collateralized Mortgage Obligations	—	6,589,923	—	6,589,923
Commercial Mortgage-Backed Securities	—	15,456,277	—	15,456,277
Common Stocks	285,209,892(2)	—	—	285,209,892
Common Stocks - Electrical Equipment	—	2,665,482	—	2,665,482
Common Stocks - Energy	—	38,204	—	38,204
Corporate Bonds	—	44,683,489	—	44,683,489
Exchange-Traded Funds	1,015,000	—	—	1,015,000
Preferred Stocks	548,965	—	—	548,965
Senior Floating-Rate Loans	—	2,575,166	—	2,575,166
Sovereign Government Bonds	—	1,694,098	—	1,694,098
Taxable Municipal Obligations	—	2,904,411	—	2,904,411
U.S. Government Agencies and Instrumentalities	—	723,825	—	723,825
U.S. Government Agency Mortgage-Backed Securities	—	43,302,919	—	43,302,919
U.S. Treasury Obligations	—	32,948,218	—	32,948,218
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	11,900,869	—	—	11,900,869
Securities Lending Collateral	1,481,467	—	—	1,481,467
Total Investments	$300,156,193	$177,316,874	$0	$477,473,067
Forward Foreign Currency Exchange Contracts	$ —	$620	$ —	$620
Futures Contracts	126,599	—	—	126,599
Total	$300,282,792	$177,317,494	$ —	$477,600,286
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(41,070)	$ —	$(41,070)
Futures Contracts	(256,754)	—	—	(256,754)
Total	$(256,754)	$(41,070)	$ —	$(297,824)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Notes to Financial Statements — continued

B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Notes to Financial Statements — continued

K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
L  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
M  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
N  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
O  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.360%
Over $1 billion	0.325%
For the year ended December 31, 2025, the investment advisory fee amounted to $1,829,085 or 0.41% of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $35,621 relating to the Fund's investment in the Liquidity Fund.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $535,342.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Notes to Financial Statements — continued

The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2025 amounted to $77,995 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $3,295 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2025, expenses incurred under the Servicing Plan amounted to $198,780, and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $144,850,763 and $185,348,474, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $621,670,332 and $609,179,499, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$7,199,480	$7,310,353
Long-term capital gains	$23,616,127	$7,531,880
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$7,304,466
Undistributed long-term capital gains	19,637,525
Net unrealized appreciation	142,631,669
Distributable earnings	$169,573,660
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Notes to Financial Statements — continued

Aggregate cost	$334,841,401
Gross unrealized appreciation	$151,388,964
Gross unrealized depreciation	(8,757,298)
Net unrealized appreciation	$142,631,666
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2025 is included in the Schedule of Investments. At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the year ended December 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the year ended December 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At December 31, 2025 the fair value of derivatives with credit-related contingent features in a net liability position was $41,070. At December 31, 2025, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At December 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Notes to Financial Statements — continued

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Distributable earnings	$ —	$126,599(1)	$126,599
Receivable for open forward foreign currency exchange contracts	620	—	620
Total Asset Derivatives	$620	$126,599	$127,219
Derivatives not subject to master netting or similar agreements	$—	$126,599	$126,599
Total Asset Derivatives subject to master netting or similar agreements	$620	$—	$620
Distributable earnings	$ —	$(256,754)(1)	$(256,754)
Payable for open forward foreign currency exchange contracts	(41,070)	—	(41,070)
Total Liability Derivatives	$(41,070)	$(256,754)	$(297,824)
Derivatives not subject to master netting or similar agreements	$—	$(256,754)	$(256,754)
Total Liability Derivatives subject to master netting or similar agreements	$(41,070)	$—	$(41,070)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of December 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
UBS AG	$620	$(620)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Barclays Bank PLC	$(8,976)	$ —	$ —	$ —	$(8,976)
Citibank, N.A.	(891)	—	—	—	(891)
JPMorgan Chase Bank, N.A.	(25,965)	—	—	—	(25,965)
UBS AG	(5,238)	620	—	—	(4,618)
	$(41,070)	$620	$ —	$ —	$(40,450)

(a)	In some instances, the total collateral received may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended December 31, 2025 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$44,907	$ —	$44,907
Futures contracts	—	635,791	635,791
Total	$44,907	$635,791	$680,698
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$(50,504)	$ —	$(50,504)
Futures contracts	—	(57,625)	(57,625)
Total	$(50,504)	$(57,625)	$(108,129)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended December 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$42,592,000	$16,648,000	$1,903,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2025, the total value of securities on loan, including accrued interest, was $2,413,629 and the total value of collateral received was $2,507,507, comprised of cash of $1,481,467 and U.S. government and/or agencies securities of $1,026,040.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$537,375	$ —	$ —	$ —	$537,375
Corporate Bonds	364,405	—	—	—	364,405
Exchange-Traded Funds	470,925	—	—	—	470,925
Preferred Stocks	108,762	—	—	—	108,762
Total	$1,481,467	$ —	$ —	$ —	$1,481,467
The carrying amount of the liability for deposits for securities loaned at December 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2025.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2025.
9  Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $12,915,869, which represents 2.8% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ —	$ 1,017,600	$ —	$ —	$(2,600)	$ 1,015,000	$ 15,421	20,000
Short-Term Investments
Liquidity Fund	27,218,723	115,913,161	(131,231,015)	—	—	11,900,869	1,012,898	11,900,869
Total				$ —	$(2,600)	$12,915,869	$1,028,319
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 500,000,000 common shares, $0.01 par value, for each Class.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Notes to Financial Statements — continued

Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	9,314,488	$25,923,462	8,220,650	$21,641,323
Reinvestment of distributions	10,149,937	28,521,324	5,164,460	13,995,684
Shares redeemed	(23,329,000)	(65,357,496)	(21,815,049)	(56,860,651)
Net decrease	(3,864,575)	$(10,912,710)	(8,429,939)	$(21,223,644)
Class F
Shares sold	3,608,596	$9,827,887	4,277,203	$11,301,670
Reinvestment of distributions	831,262	2,294,283	315,876	846,549
Shares redeemed	(2,219,368)	(6,074,121)	(1,697,324)	(4,515,322)
Net increase	2,220,490	$6,048,049	2,895,755	$7,632,897
At December 31, 2025, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 65.9%.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert VP SRI Balanced Portfolio and Board of Directors of Calvert Variable Series, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert VP SRI Balanced Portfolio (the “Fund”), one of the funds constituting Calvert Variable Series, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.

Calvert
VP SRI Balanced Portfolio
December 31, 2025
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, 163(j) interest dividends and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $2,133,644, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2025 ordinary income dividends, 30.85% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended December 31, 2025, the Fund designates 67.26% of distributions from net investment income as a 163(j) interest dividend.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $19,640,429 or, if subsequently determined to be different, the net capital gain of such year.

CVPSBI-NCSR 12.31.25

Calvert
VP SRI Mid Cap Portfolio
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Calvert
VP SRI Mid Cap Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2025
Schedule of Investments

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 0.6%
Hexcel Corp.	1,930	$ 142,627
		$ 142,627
Automobile Components — 2.2%
Dorman Products, Inc.(1)	4,053	$ 499,289
		$ 499,289
Banks — 6.0%
Citizens Financial Group, Inc.	2,089	$ 122,019
Commerce Bancshares, Inc.	4,428	231,762
Community Financial System, Inc.	4,018	230,794
First Financial Bankshares, Inc.	2,104	62,846
Huntington Bancshares, Inc.	6,828	118,466
Old National Bancorp	15,813	352,788
Webster Financial Corp.	3,609	227,150
		$1,345,825
Biotechnology — 2.6%
Caris Life Sciences, Inc.(1)	5,690	$153,516
Neurocrine Biosciences, Inc.(1)	3,050	432,582
		$586,098
Building Products — 8.5%
A.O. Smith Corp.	7,981	$533,769
AAON, Inc.(2)	2,662	202,978
Advanced Drainage Systems, Inc.	2,921	423,048
CSW Industrials, Inc.	2,536	744,392
		$1,904,187
Capital Markets — 2.7%
LPL Financial Holdings, Inc.	681	$243,233
Tradeweb Markets, Inc., Class A	3,429	368,754
		$611,987
Chemicals — 1.9%
Quaker Chemical Corp.	3,129	$429,643
		$429,643
Communications Equipment — 2.9%
Motorola Solutions, Inc.	1,728	$662,377
		$662,377
Consumer Staples Distribution & Retail — 1.7%
U.S. Foods Holding Corp.(1)	5,099	$384,057
		$384,057
Containers & Packaging — 2.3%
AptarGroup, Inc.	3,303	$402,834
Security	Shares	Value
Containers & Packaging (continued)
Avery Dennison Corp.	602	$ 109,492
		$ 512,326
Electric Utilities — 2.2%
Alliant Energy Corp.	4,687	$ 304,702
IDACORP, Inc.	1,465	185,410
		$ 490,112
Electrical Equipment — 3.7%
AMETEK, Inc.	4,050	$ 831,505
		$831,505
Electronic Equipment, Instruments & Components — 4.9%
CDW Corp.	1,577	$214,787
TE Connectivity PLC	3,860	878,189
		$1,092,976
Food Products — 1.0%
Post Holdings, Inc.(1)	2,218	$219,693
		$219,693
Health Care Equipment & Supplies — 3.4%
IDEXX Laboratories, Inc.(1)	1,125	$761,096
		$761,096
Health Care Providers & Services — 0.4%
Chemed Corp.	216	$92,418
		$92,418
Hotels, Restaurants & Leisure — 6.0%
Aramark	14,029	$517,109
Domino's Pizza, Inc.	588	245,090
Wyndham Hotels & Resorts, Inc.	7,638	577,127
		$1,339,326
Household Durables — 1.4%
NVR, Inc.(1)	42	$306,296
		$306,296
Industrial REITs — 1.6%
EastGroup Properties, Inc.	1,169	$208,246
Rexford Industrial Realty, Inc.	4,188	162,159
		$370,405
Insurance — 7.8%
Arch Capital Group Ltd.(1)	5,850	$561,132
Cincinnati Financial Corp.	2,528	412,873
Kinsale Capital Group, Inc.	712	278,477
Ryan Specialty Holdings, Inc.	4,998	258,047

1
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group Ltd.	113	$ 234,817
		$ 1,745,346
IT Services — 1.8%
VeriSign, Inc.	1,681	$ 408,399
		$ 408,399
Life Sciences Tools & Services — 1.0%
Bio-Techne Corp.	4,014	$ 236,063
		$ 236,063
Machinery — 6.4%
Donaldson Co., Inc.	7,157	$634,540
Graco, Inc.	5,581	457,475
Nordson Corp.	1,459	350,787
		$1,442,802
Multi-Utilities — 2.1%
CMS Energy Corp.	4,179	$292,238
NiSource, Inc.	4,303	179,693
		$471,931
Pharmaceuticals — 2.8%
Royalty Pharma PLC, Class A	16,196	$625,813
		$625,813
Professional Services — 0.8%
Verisk Analytics, Inc.	785	$175,597
		$175,597
Residential REITs — 4.4%
Equity LifeStyle Properties, Inc.	9,394	$569,370
Mid-America Apartment Communities, Inc.	2,996	416,175
		$985,545
Semiconductors & Semiconductor Equipment — 2.9%
Entegris, Inc.	1,556	$131,093
Microchip Technology, Inc.	4,822	307,258
ON Semiconductor Corp.(1)	4,146	224,506
		$662,857
Software — 2.1%
Descartes Systems Group, Inc.(1)	2,513	$220,290
Manhattan Associates, Inc.(1)	654	113,345
Tyler Technologies, Inc.(1)	314	142,540
		$476,175
Security	Shares	Value
Specialized REITs — 1.9%
Lamar Advertising Co., Class A	3,341	$ 422,904
		$ 422,904
Specialty Retail — 3.5%
Burlington Stores, Inc.(1)	1,730	$ 499,710
Valvoline, Inc.(1)	10,209	296,674
		$ 796,384
Textiles, Apparel & Luxury Goods — 1.9%
Steven Madden Ltd.	10,357	$ 431,265
		$431,265
Trading Companies & Distributors — 3.4%
Core & Main, Inc., Class A(1)	8,073	$419,554
United Rentals, Inc.	434	351,245
		$770,799
Total Common Stocks (identified cost $18,590,169)		$22,234,123

Short-Term Investments — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(3)	319,910	$ 319,910
Total Short-Term Investments (identified cost $319,910)		$ 319,910
Total Investments — 100.2% (identified cost $18,910,079)		$22,554,033
Other Assets, Less Liabilities — (0.2)%		$ (43,024)
Net Assets — 100.0%		$22,511,009

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $200,919.
(3)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of December 31, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts

2
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $18,590,169) - including $200,919 of securities on loan	$22,234,123
Investments in securities of affiliated issuers, at value (identified cost $319,910)	319,910
Receivable for capital shares sold	3,197
Dividends receivable	18,243
Dividends receivable - affiliated	660
Securities lending income receivable	64
Receivable from affiliates	7,950
Directors' deferred compensation plan	9,292
Total assets	$22,593,439
Liabilities
Payable for capital shares redeemed	$565
Payable to affiliates:
Investment advisory fee	12,648
Administrative fee	2,340
Sub-transfer agency fee	94
Directors' deferred compensation plan	9,292
Payable for accounting fees	5,560
Payable for professional fees	39,582
Payable for reports to shareholders	4,200
Accrued expenses	8,149
Total liabilities	$82,430
Net Assets	$22,511,009
Sources of Net Assets
Paid-in capital	$17,488,933
Distributable earnings	5,022,076
Net Assets	$22,511,009

Net Assets	$22,511,009
Shares Outstanding	850,285
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.47
3
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income	$299,572
Dividend income - affiliated issuers	18,508
Securities lending income, net	551
Total investment income	$318,631
Expenses
Investment advisory fee	$157,163
Administrative fee	29,015
Directors' fees and expenses	1,284
Custodian fees	604
Transfer agency fees and expenses	15,177
Accounting fees	9,330
Professional fees	41,780
Reports to shareholders	9,831
Miscellaneous	10,426
Total expenses	$274,610
Waiver and/or reimbursement of expenses by affiliates	$(35,821)
Net expenses	$238,789
Net investment income	$79,842
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$1,272,104
Net realized gain	$1,272,104
Change in unrealized appreciation (depreciation):
Investment securities	$(997,269)
Net change in unrealized appreciation (depreciation)	$(997,269)
Net realized and unrealized gain	$274,835
Net increase in net assets from operations	$354,677
4
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$79,842	$95,234
Net realized gain	1,272,104	1,363,318
Net change in unrealized appreciation (depreciation)	(997,269)	1,036,219
Net increase in net assets from operations	$354,677	$2,494,771
Distributions to shareholders	$(1,453,402)	$(274,217)
Net decrease in net assets from capital share transactions	$(1,830,281)	$(2,617,360)
Net decrease in net assets	$(2,929,006)	$(396,806)
Net Assets
At beginning of year	$25,440,015	$25,836,821
At end of year	$22,511,009	$25,440,015
5
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2025
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$27.78	$25.47	$22.86	$37.47	$34.10
Income (Loss) From Operations
Net investment income (loss)(1)	$0.09	$0.10	$0.05	$0.07	$(0.03)
Net realized and unrealized gain (loss)	0.35	2.50	2.61	(8.03)	5.07
Total income (loss) from operations	$0.44	$2.60	$2.66	$(7.96)	$5.04
Less Distributions
From net investment income	$(0.10)	$(0.03)	$(0.05)	$ —	$(0.07)
From net realized gain	(1.65)	(0.26)	—	(6.65)	(1.60)
Total distributions	$(1.75)	$(0.29)	$(0.05)	$(6.65)	$(1.67)
Net asset value — End of year	$26.47	$27.78	$25.47	$22.86	$37.47
Total Return(2)	1.46%	10.22%	11.64%	(19.49)%	15.03%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$22,511	$25,440	$25,837	$26,078	$36,972
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.14%	1.10%	1.04%	1.03%	0.96%
Net expenses	0.99%(4)	0.99%(4)	0.99%(4)	0.99%(4)	0.96%
Net investment income (loss)	0.33%	0.37%	0.21%	0.24%	(0.09)%
Portfolio Turnover	34%	33%	31%	91%	74%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert VP SRI Mid Cap Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
7

Calvert
VP SRI Mid Cap Portfolio
December 31, 2025
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$22,234,123(1)	$ —	$ —	$22,234,123
Short-Term Investments	319,910	—	—	319,910
Total Investments	$22,554,033	$ —	$ —	$22,554,033

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
D  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
E  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
F  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
G  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, the investment advisory fee amounted to $157,163.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $627 relating to the Fund's investment in the Liquidity Fund.
8

Calvert
VP SRI Mid Cap Portfolio
December 31, 2025
Notes to Financial Statements — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the year ended December 31, 2025, CRM waived and/or reimbursed expenses of $35,194.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $29,015.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $1,235 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2025, expenses incurred under the Servicing Plan amounted to $13,372 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $8,169,285 and $11,476,611, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$85,597	$30,942
Long-term capital gains	$1,367,805	$243,275
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$110,242
Undistributed long-term capital gains	1,291,309
Net unrealized appreciation	3,620,525
Distributable earnings	$5,022,076
9

Calvert
VP SRI Mid Cap Portfolio
December 31, 2025
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$18,933,508
Gross unrealized appreciation	$4,343,907
Gross unrealized depreciation	(723,382)
Net unrealized appreciation	$3,620,525
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2025, the total value of securities on loan was $200,919 and the total value of collateral received was $211,328, comprised of U.S. government and/or agencies securities.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2025.
8  Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $319,910, which represents 1.4% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$229,391	$6,992,914	$(6,902,395)	$ —	$ —	$319,910	$18,508	319,910
10

Calvert
VP SRI Mid Cap Portfolio
December 31, 2025
Notes to Financial Statements — continued

9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 1,000,000,000 common shares, $0.01 par value.
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	36,355	$1,011,421	51,298	$1,385,886
Reinvestment of distributions	53,810	1,453,402	9,811	274,217
Shares redeemed	(155,561)	(4,295,104)	(159,845)	(4,277,463)
Net decrease	(65,396)	$(1,830,281)	(98,736)	$(2,617,360)
At December 31, 2025, separate accounts of four insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 84.5%.
10  Subsequent Event - Fund Liquidation
On February 17, 2026, the Fund's Directors approved a Plan of Liquidation and Termination for the Fund. Effective as of the close of business on April 20, 2026, shares of the Fund will no longer be available for purchase or exchange. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about April 27, 2026.
11

Calvert
VP SRI Mid Cap Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert VP SRI Mid Cap Portfolio and Board of Directors of Calvert Variable Series, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert VP SRI Mid Cap Portfolio (the “Fund”), one of the funds constituting Calvert Variable Series, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.
12

Calvert
VP SRI Mid Cap Portfolio
December 31, 2025
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $208,498, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $1,291,384 or, if subsequently determined to be different, the net capital gain of such year.
13

This Page Intentionally Left Blank

CVPSMC-NCSR 12.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 24, 2026

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	February 24, 2026